CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (316,250)	$ (1,752,529)	$ (1,450,338)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign currency translation adjustment	0	0	4,075
Depreciation expense	159,018	80,981	0
Amortization of debt discount	26,749	31,678	4,417
Financing fees and penalties	50,000	100,099	0
Bad debt expense	0	213,179	703,491
Gain on forgiveness of note installments		(156,215)	0
Gain on forgiveness of notes payable	(353,967)
Stock based compensation	33,332	545,614	197,500
Changes in operating assets and liabilities:
Accounts receivable	7,881	(103,516)	1,143,728
Prepaid expenses	(3,300,000)
Inventory		(82,834)	0
Prepayments		0	(1,436)
Other receivables		0	(132,513)
Advance to director		0	(248,365)
Other current assets		139	(7,060)
Accounts payable	1,312,640	12,709	(938,287)
Accrued expenses	5,166	96,967	141,702
Other payables	0	0	1,554
Customer deposits	1,696,500
Income tax payable		0	(110,928)
NET CASH USED IN OPERATING ACTIVITIES	(678,931)	(1,013,728)	(692,460)
INVESTING ACTIVITIES
Advances to related party, net	(106,219)	(147,553)	0
Cash received in acquisition		323,429	0
NET CASH PROVIDED BY INVESTING ACTIVITIES	(106,219)	175,876	0
FINANCING ACTIVITIES
Loans from related parties	0	0	27,150
Proceeds from notes payable	713,937	150,000	0
Repayments of notes payable	(78,630)	0	0
Proceeds from convertible notes payable		649,750	171,500
Proceeds from advances payable	275,000
Repayment of convertible notes payable	(88,852)	(271,359)	0
Proceeds from private placements	269,302	396,297	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,090,757	924,688	198,650
NET INCREASE (DECREASE) IN CASH	305,607	86,836	(493,810)
CASH, BEGINNING OF YEAR	113,798	26,962	520,772
CASH, END OF YEAR	419,405	113,798	26,962
CASH PAID FOR INCOME TAXES	0	10,681	0
CASH PAID FOR INTEREST	46,112	125,379	0
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Private placements paid with inventory		149,510	0
Original issuance discount on note payable	37,500
Original issuance discount on convertible notes		$ 56,500	$ 0
Shares issued for prepaid services	$ 200,000